Pension and Postretirement Expense Level 4 (Details) - Estimated Future Plan Benefit Payments (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013
Estimated future contributions to defined benefit plans in 2013	$ 20
United States Pension Plans of US Entity, Defined Benefit [Member]
2014	23
2015	21
2016	21
2017	20
2018	19
2020-2024	83
Foreign Pension Plans, Defined Benefit [Member]
2014	10
2015	11
2016	13
2017	14
2018	15
2020-2024	95
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
2014	1
2015	1
2016	1
2017	1
2018	1
2020-2024	3
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
2014	0
2015	0
2016	0
2017	0
2018	0
2020-2024	2
Defined Contribution Pension [Member]
Defined Contribution Plan, Cost Recognized	17	15	16
U.S. non-qualified plans [Member]
Postemployment Benefits Liability	7	7
German Early Retirement Program [Member]
Defined Contribution Plan, Cost Recognized	1		1	1
Postemployment Benefits Liability	2	4
European Jubilee Plan [Member]
Postemployment Benefits Liability	$ 8	$ 8